Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Jan. 04, 2024 USD ($) $ / shares shares
Subsequent Event [Line Items]
Investors purchased shares | shares	3,143,693
Purchase price of per share | $ / shares	$ 4.81
Pre-funded warrants | shares	227,619
Exercise price of per share | $ / shares	$ 0.0001
Gross proceeds | $	$ 16,216
Warrant [Member]
Subsequent Event [Line Items]
Exercise price of per share | $ / shares	$ 5.5
warrants purchase | shares	3,371,312
Warrants expire, term	2 years
Additional gross proceeds | $	$ 18,542